Investment Strategy	Mar. 31, 2026
Class A C I R2 R4 R5 R6 [Member] | John Hancock Disciplined Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of value companies with a market capitalization of $1 billion or greater.The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of value companies with a market capitalization of $1 billion or greater.
Class A C I R2 R4 R6 [Member] | John Hancock Disciplined Value Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities of value companies, such as common stocks, of issuers with medium market capitalizations.A medium market capitalization issuer is generally considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $903.91 million to $110.43 billion as of March 31, 2026, and may change over time.The manager defines value companies as those companies that are included within either the Russell 3000 Value Index or MSCI World Value Index, or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell Mid Cap Index.The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy. The Fund may also invest in real estate investment trusts (REITs).The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A medium market capitalization issuer is generally considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $903.91 million to $110.43 billion as of March 31, 2026, and may change over time.The manager defines value companies as those companies that are included within either the Russell 3000 Value Index or MSCI World Value Index, or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell Mid Cap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities of value companies, such as common stocks, of issuers with medium market capitalizations.
Class A C I R2 R4 R6 [Member] | John Hancock International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. “Free cash flow” is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.
Class A C I R2 R4 R6 [Member] | John Hancock U.S. Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities of growth companies that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.The manager defines growth companies as those companies that are included within the Russell 1000 Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings revisions. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings revisions), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines growth companies as those companies that are included within the Russell 1000 Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities of growth companies that are tied economically to the United States.
Class A C I R2 R6 [Member] | John Hancock Global Shareholder Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund’s net assets will be invested in securities of issuers located throughout the world, excluding the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of its net assets in Foreign Companies. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager’s perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.The fund may invest up to 20% of its net assets in debt securities, including high-yield fixed-income securities rated below investment grade, also known as junk bonds. The fund’s investment policies are based on credit ratings at the time of purchase.The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world.
Class 1 [Member] | John Hancock International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. “Free cash flow” is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.
Class NAV [Member] | John Hancock Disciplined Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of value companies with a market capitalization of $1 billion or greater.The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of value companies with a market capitalization of $1 billion or greater.
Class NAV [Member] | John Hancock Disciplined Value Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities of value companies, such as common stocks, of issuers with medium market capitalizations.A medium market capitalization issuer is generally considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $903.91 million to $110.43 billion as of March 31, 2026, and may change over time.The manager defines value companies as those companies that are included within either the Russell 3000 Value Index or MSCI World Value Index, or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell Mid Cap Index.The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy. The Fund may also invest in real estate investment trusts (REITs).The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A medium market capitalization issuer is generally considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $903.91 million to $110.43 billion as of March 31, 2026, and may change over time.The manager defines value companies as those companies that are included within either the Russell 3000 Value Index or MSCI World Value Index, or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell Mid Cap Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities of value companies, such as common stocks, of issuers with medium market capitalizations.
Class NAV [Member] | John Hancock Global Shareholder Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund’s net assets will be invested in securities of issuers located throughout the world, excluding the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of its net assets in Foreign Companies. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager’s perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.The fund may invest up to 20% of its net assets in debt securities, including high-yield fixed-income securities rated below investment grade, also known as junk bonds. The fund’s investment policies are based on credit ratings at the time of purchase.The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The fund seeks to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world.
Class NAV [Member] | John Hancock International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.The manager’s investment process generally begins with the broad universe of securities included in international equity indices, including China A-shares available through Stock Connect or other mutual market access programs. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. “Free cash flow” is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines growth companies as those companies that are included within the MSCI ACWI ex USA Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the MSCI ACWI ex USA Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI ACWI ex USA Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its total assets in equities of growth companies.
Class NAV [Member] | John Hancock U.S. Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities of growth companies that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.The manager defines growth companies as those companies that are included within the Russell 1000 Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.The manager focuses on members of the investable universe that exhibit high quality free cash flow margins (i.e., cash generated after expenses to support operations and maintain capital assets), capital return (i.e., dividends and share buybacks), and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings revisions. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings revisions), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The manager defines growth companies as those companies that are included within the Russell 1000 Growth Index or that exhibit attractive growth characteristics based on financial metrics, such as sales growth or price-to-earnings ratio or earnings-per-share growth, relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equities of growth companies that are tied economically to the United States.